BUSINESS ACQUISITIONS (Details) - IPG Acquisition, Aggregate Consideration - Iron Protection Group [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
BUSINESS ACQUISITIONS (Details) - IPG Acquisition, Aggregate Consideration [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 1,887,000	$ 1,887,000
Common Stock [Member]
BUSINESS ACQUISITIONS (Details) - IPG Acquisition, Aggregate Consideration [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	1,054,000	1,054,000
IPG $4.50 Warrants [Member]
BUSINESS ACQUISITIONS (Details) - IPG Acquisition, Aggregate Consideration [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	421,000	421,000
IPG $5.00 Warrants [Member]
BUSINESS ACQUISITIONS (Details) - IPG Acquisition, Aggregate Consideration [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 412,000	$ 412,000